General information, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Management fees	$ 147	$ 0	$ 0
Commissions	3,447	1,267	1,702
Prepaid expenses	1,400	743
Fees payable to Wilhelmsen Ship Management LTD		$ 62	$ 697
Maersk Tankers [Member]
Management fees	142
Commissions	42
Prepaid expenses	$ 512